Summary of Significant Accounting Policies - Schedule of carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill [Roll Forward]
Balances	¥ 80,751		¥ 80,751	¥ 3,420
Additions	0		0	77,331
Balances	80,751	$ 11,547	80,751	80,751
Insurance
Goodwill [Roll Forward]
Balances	78,579		78,579	1,248
Additions	0		0	77,331
Balances	78,579		78,579	78,579
Others
Goodwill [Roll Forward]
Balances	2,172		2,172	2,172
Additions	0		0	0
Balances	¥ 2,172		¥ 2,172	¥ 2,172